Short-Term Bank Loan	12 Months Ended
Sep. 30, 2023
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN

NOTE 8 — SHORT-TERM BANK LOAN

On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow approximately $4,113,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan had a fixed interest rate of 2.90% per annum.

The Company incurred interest expenses of $5,319, $nil and $68,777 for the years ended September 30, 2023, 2022 and 2021, respectively.